Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	2012
	First Quarter	Second Quarter	Third Quarter		Fourth Quarter	Total
	(millions, except per share amounts)
Total Operating Revenue (a)	$1,136	$1,070	$1,402		$1,067	$4,675
Total Operating Expenses (a)(b)	1,010	934	1,150	(c)	954	4,048
Operating Income	126	136	252		113	627
Other Expenses	(57)	(55)	(60)		(58)	(230)
Income From Continuing Operations Before Income Tax Expense	69	81	192		55	397
Income Tax Expense Related to Continuing Operations	9	28	88	(d)	13	138
Net Income From Continuing Operations	60	53	104		42	259
Income from Discontinued Operations, net of taxes	8	9	8		1	26
Net Income	$68	$62	$112	(c)	$43	$285
Basic Earnings Per Share of Common Stock
Earnings Per Share of Common Stock from Continuing Operations	0.27	0.23	0.46		0.18	1.13
Earnings Per Share of Common Stock from Discontinued Operations	0.03	0.04	0.03		—	0.12
Basic Earnings Per Share of Common Stock	0.30	0.27	0.49		0.18	1.25
Diluted Earnings Per Share of Common Stock
Earnings Per Share of Common Stock from Continuing Operations	0.27	0.23	0.45		0.18	1.12
Earnings Per Share of Common Stock from Discontinued Operations	0.03	0.04	0.04		—	0.12
Diluted Earnings Per Share of Common Stock	0.30	0.27	0.49		0.18	1.24
Cash Dividends Per Share of Common Stock	0.27	0.27	0.27		0.27	1.08

(a)	Includes $9 million of intra-company revenues (and associated costs) previously eliminated in consolidation which will continue to be recognized from third parties subsequent to the completion of the wind down of the Pepco Energy Services’ retail electric and natural gas supply businesses.
(b)	Includes impairment losses of $12 million pre-tax ($7 million after-tax) at Pepco Energy Services associated primarily with investments in landfill gas-fired electric generation facilities, and the combustion turbines at Buzzard Point.
(c)	Includes $39 million pre-tax ($9 million after-tax) gain from the early termination of cross-border energy leases.
(d)	Includes a $16 million charge related to the recognition of the tax consequences associated with the early termination of cross-border energy leases.

	2011
	First Quarter	Second Quarter		Third Quarter	Fourth Quarter	Total
	(millions, except per share amounts)
Total Operating Revenue (a)	$1,334	$1,185		$1,431	$1,062	$5,012
Total Operating Expenses (a)	1,195	985	(b)	1,239	959	4,378
Operating Income	139	200		192	103	634
Other Expenses	(53)	(53)		(60)	(62)	(228)
Income From Continuing Operations Before Income Tax Expense	86	147		132	41	406
Income Tax Expense Related to Continuing Operations	30	53	(c)	54	11	148
Net Income From Continuing Operations	56	94	(b)	78	30	258
Income (Loss) From Discontinued Operations, net of taxes	8	—		2	(11)	(1)
Net Income	$64	$94		$80	$19	$257
Basic and Diluted Earnings Per Share of Common Stock
Earnings Per Share of Common Stock from Continuing Operations	0.25	0.41		0.35	0.13	1.14
Earnings (Loss) Per Share of Common Stock from Discontinued Operations	0.03	0.01		—	(0.05)	—
Basic and Diluted Earnings Per Share of Common Stock	0.28	0.42		0.35	0.08	1.14
Cash Dividends Per Share of Common Stock	0.27	0.27		0.27	0.27	1.08

(a)	Includes $15 million of intra-company revenues (and associated costs) previously eliminated in consolidation which will continue to be recognized from third parties subsequent to the completion of the wind down of the Pepco Energy Services’ retail electric and natural gas supply businesses.
(b)	Includes $39 million pre-tax ($3 million after-tax) gain from the early termination of cross-border energy leases.
(c)	Includes tax benefits of $14 million in the second quarter primarily associated with an interest benefit related to federal tax liabilities and a $22 million charge related to the recognition of the tax consequences associated with the early termination of cross-border energy leases.